Fair Value of Financial Instruments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Three Vessels [Member]
Defined Benefit Plan Disclosure [Line Items]
Impairment loss		$ 59,108
Fair value of assets		38,054
Two chartered-in vessels [Member]
Defined Benefit Plan Disclosure [Line Items]
Impairment loss		1,361
Fair value of assets		$ 10,018
Navios Logistics [Member] | Two tanker vessels [Member]
Defined Benefit Plan Disclosure [Line Items]
Impairment loss	$ 21,966
Fair value of assets	$ 7,500